Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930